Changes in Accounting Policies and Disclosures - Reconciliation of Aggregate Opening Impairment Allowances under IAS 39 to ECL Allowances under IFRS 9 (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Position [line items]
Trade and notes receivables	¥ 1,436		¥ 2,124
Impairment [member] | IAS 39 [member]
Disclosure Of Financial Position [line items]
Trade and notes receivables		¥ 88
Impairment [member] | IAS 39, Mandatory reclassifications [member]
Disclosure Of Financial Position [line items]
Trade and notes receivables		31
Impairment [member] | IFRS9 [member]
Disclosure Of Financial Position [line items]
Trade and notes receivables		¥ 119